Basis of presentation	9 Months Ended
Sep. 30, 2024
Basis of presentation
2.	Basis of presentation:

(a)	Going concern:
These condensed interim consolidated financial statements for the three and nine months ended September 30, 2024 have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and the basis of presentation outlined in note 2(b) on the assumption that the Company is a going concern and will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business for the next 12 months.
The Company has experienced losses since inception and has negative cash flow from operating activities of $36,809,738 for the nine months ended September 30, 2024 ($20,224,880 – nine months ended September 30, 2023). The Company’s cash balance, excluding restricted cash, as at September 30, 2024 was $368,512 ($3,323,708 as at December 31, 2023) and negative working capital as at September 30, 2024 was $17,818,245 (negative working capital of $17,681,089 as at December 31, 2023).
On July 14, 2022, the Company entered into a credit agreement (the “Madryn Credit Agreement”), as amended, for a $75,000,000 secured credit facility (the “Madryn Credit Facility”) with Madryn Fund Administration, LLC and its affiliated entities (collectively, “Madryn”). Upon closing of the Madryn Credit Facility, the Company drew a $55,000,000 term loan under the Madryn Credit Facility. In addition, the Madryn Credit Facility permits the Company to draw up to an additional $20,000,000 in a single draw at any time on or prior to December 31, 2024 for purposes of funding future mergers and acquisition activity.

On March 23, 2023, the Company completed a
non-brokered
private placement of common shares of the Company (the “Common Shares”), for aggregate gross proceeds to the Company of approximately $6,250,000 (the “2023 Private Placement”). The 2023 Private Placement included investments by Madryn, together with certain of the Company’s other major shareholders, including Greybrook Health Inc. (“Greybrook Health”) and affiliates of Masters Special Situations LLC (“MSS”).
On July 13, 2023, the Company entered into a purchase agreement (the “Alumni Purchase Agreement”) with Alumni Capital LP (“Alumni”). The Alumni Purchase Agreement provided equity line financing for sales from time to time of up to $4,458,156 of Common Shares. The Company issued an aggregate of 1,761,538 Common Shares under the Alumni Purchase Agreement for gross proceeds of $481,437.
On February 26, 2024, the Company completed a registered direct offering of Common Shares (the “February 2024 Direct Offering”). Pursuant to the February 2024 Direct Offering, an aggregate of 2,828,249 Common Shares were issued at a price of $0.20 per Common Share, for aggregate gross proceeds to the Company of $565,649. See note 14.
During the nine months ended September 30, 2024, the Company received an aggregate of $36,218,275 in debt financings from Madryn in order to satisfy short-term cash requirements, and certain amendments to the Madryn Credit Facility were also effected to amend the Company’s minimum liquidity covenant. See note 9.
The terms of the Madryn Credit Facility require the Company to satisfy various financial covenants including a minimum liquidity and minimum consolidated revenue amounts that became effective on July 14, 2022 and September 30, 2022, respectively. A failure to comply with these covenants, or failure to obtain a waiver for any non-compliance,
would result in an event of default under the Madryn Credit Agreement and would allow Madryn to accelerate repayment of the debt, which could materially and adversely affect the business, results of operations and financial condition of the Company. On February 21, 2023, March 20, 2023, June 14, 2023, July 3, 2023, July 14, 2023, August 1, 2023, August 14, 2023, September 15, 2023, September 29, 2023, October 12, 2023, November 15, 2023, December 14, 2023, January 19, 2024, February 15, 2024, March 15, 2024, March 28, 2024, May 1, 2024, June 4, 2024, June 25, 2024, July 18, 2024, August 2, 2024, August 19, 2024, September 5, 2024, September 19, 2024, October 3, 2024, October 15, 2024, November 6, 2024 and November 27, 2024, the Company received waivers from Madryn with respect to the Company’s non-compliance
with the minimum liquidity covenant, which has been extended to

December 9, 2024. In addition, the Company also received a waiver relating to the requirement to deliver financial statements within 90 days of each fiscal year end until April 26, 2024, and audited financial statements for such fiscal year, accompanied by a report and opinion of an independent certified public accountant which is not subject to any “going concern” or like qualification or exception or any qualification or exception as to the scope of such audit. As at September 30, 2024, the Company was in compliance with the financial covenants of the Madryn Credit Agreement, as amended.
On October 3, 2024, October 15, 2024 and November 6, 2024, the Company received an aggregate of $5,106,599 in debt financing from Madryn in order to satisfy the Company’s short-term cash requirements. See note 25.
On August 12, 2024, the Company entered into a definitive arrangement agreement (the “Arrangement Agreement”) with Neuronetics, Inc. (“Neuronetics”), in which Neuronetics will acquire all of the outstanding Common Shares of the Company in an all-stock
transaction (the “Neuronetics Transaction”).
As part of the Neuronetics Transaction, Madryn has agreed to convert all of the amount outstanding under the Madryn Credit Facility (as defined below) and all of the Subordinated Convertible Notes (as defined below) (including notes held by Madryn and other third-parties, which are forced to convert as a result of Madryn’s election) into Common Shares prior to the effective date of the Neuronetics Transaction. On December 10, 2024, the Neuronetics Transaction closing was announced with an effective date of December 9, 2024. See note 14 and note 25.
On October 3, 2024, the Company converted all outstanding Subordinated Convertible Notes into an aggregate of 134,667,522 Common Shares at a conversion price of $0.078 per Common Share. See note 25.
On February 22, 2024, the Company received the final delisting notice from the Listing Qualifications Department of the Nasdaq Stock Market LLC (“Nasdaq”) due to the continued failure to satisfy either the $1.00 minimum bid price listing requirement in Nasdaq Listing Rule 5550(a)(2) or the minimum stockholders’ equity requirements in Nasdaq Listing Rule
5550(b). Consequently, the trading of the Company’s Common Shares was suspended as of the open of trading on February 26, 2024. The Company determined that it was in the overall best interests of the Company not to appeal the decision. Subsequently, the Company’s Common Shares have been quoted on OTCQB Market, operated by OTC Markets Group Inc. (the “OTCQB Market”).
Although the Company believes it will become cash flow positive in the future, the timing of this is uncertain given that the Company has historically not been able to meet its forecast. The Company will require additional financing in order to fund its operating and investing activities in the future, including making timely payments to certain vendors, landlords, lenders and similar other business partners. The delay in such payments may result in potential defaults under the terms of the agreements the Company has with various parties. The Company has historically been able to obtain financing from supportive shareholders, its lenders and other sources when required and will be reliant on financing received from Neuronetics and other lenders; however, the Company may not be able to access further equity or debt financing when needed. As such, there can be no assurance that the Company will be able to obtain additional liquidity when needed or under acceptable terms, if at all. If additional financing is not obtained, the Company may not be able to repay its short-term obligations, which may result in a requirement to file for bankruptcy protection. The existence of the above-described conditions indicate substantial doubt as to the Company’s ability to continue as a going concern as at September 30, 2024.
These condensed interim consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate. If the going concern basis was not appropriate for these condensed interim consolidated financial statements, then adjustments would be necessary to the carrying value of assets and liabilities, the reported expenses, and the condensed interim consolidated balance sheet classification used, and these adjustments may be material.

(b)	Basis of measurement:
These condensed interim consolidated financial statements have been prepared on a historic cost basis except for financial instruments classified as fair value through profit or loss, which are stated at their fair value. Other measurement bases are described in the applicable notes.

Presentation of the condensed interim consolidated balance sheet differentiates between current and non-current
assets and liabilities. The condensed interim consolidated statements of comprehensive loss are presented using the function classification of expense.
Regional operating loss presents regional operating loss on an entity-wide basis and is calculated as total revenue less direct center and patient care costs, other regional and center support costs, and depreciation. These costs encapsulate all costs (other than incentive compensation such as share-based compensation granted to senior regional employees) associated with the center and regional management infrastructure, including the cost of the delivery of treatments to patients and the cost of the Company’s regional patient acquisition strategy.

Pro Forma [Member]
Basis of presentation
2.	Basis of Presentation
The unaudited pro forma financial statements show the historical results of operations of Collegium and Ironshore and have been prepared to illustrate the effect of the Acquisition, including pro forma assumptions and adjustments related to the Acquisition, as described in these accompanying notes.
The acquisition of Greenbrook is considered an acquisition of a business, as defined in Accounting Standards Codification (“ASC”) Topic 805,
Business Combinations
. Therefore, the unaudited pro forma financial statements have been prepared using the acquisition method of accounting in accordance with ASC 805, which generally requires the acquired assets and assumed liabilities to be recognized at fair value at the Acquisition Date. The pro forma statements of operations may differ from the Company’s final acquisition accounting for a number of reasons, including the fact that the estimates of fair values of assets acquired and liabilities assumed as of the Acquisition Date are preliminary and therefore subject to change within the measurement period (no longer than one year from the Acquisition Date), at which time the valuation analysis and other analyses are finalized. The preliminary purchase price allocation is discussed in Note 3.
The unaudited pro forma condensed combined statements of operations are presented as if the Acquisition occurred on January 1, 2023. The historical consolidated financial information has been adjusted on a pro forma basis for transaction accounting adjustments as defined within Article 11 of Regulation
S-X.
The unaudited pro forma condensed combined financial information is provided for illustrative purposes only, and do not purport to represent what the actual consolidated results of the companies would have been had the Acquisition occurred on January 1, 2023, nor are they necessarily indicative of future consolidated results of operations of the Company. The pro forma condensed combined statement of operations neither reflect the costs of any integration activities nor the synergies and benefits that may result from realization of any operational efficiencies expected to result from the Acquisition of Greenbrook.
The unaudited pro forma condensed combined balance sheet is presented as if the Acquisition occurred on September 30, 2024. The historical consolidated financial information has been adjusted on a pro forma basis for transaction accounting adjustments as defined within Article 11 of Regulation
S-X.
The unaudited pro forma balance sheet is provided for illustrative purposes only and does not purport to represent what the actual consolidated results of the companies would have been had the Acquisition occurred on September 30, 2024.